INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Credit) from Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME BEFORE INCOME TAX	$ 402,567	$ 339,134	$ 312,210
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax expense at Macau Complementary Tax rate	$ 48,308	$ 40,696	$ 37,465
Lump sum in lieu of Macau Complementary Tax on dividends	2,345	2,341	2,359
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,178	7,067	181
Under (over) provision in prior years	360	(1,471)	(2,622)
Effect of income for which no income tax expense is payable	(9,763)	(3,035)	(12,526)
Effect of expenses for which no income tax benefit is receivable	54,856	38,468	44,149
Effect of profits generated by gaming operations exempted	(165,947)	(157,367)	(128,145)
Changes in valuation allowances	30,473	12,838	27,259
Expired tax losses	45,529	60,701	31,870
Income tax expense (credit)	$ 8,339	$ 238	$ (10)